Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jun. 30, 2020	Jun. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 17, 2020	Dec. 19, 2019	Mar. 12, 2019
Schedule Of Significant Accounting Policies [Line Items]
Securities not considered in calculation of diluted earnings per share		0	0						0	0	0
Weighted average number of shares of common stock outstanding		1,000	1,000						1,000	1,000	1,000
Cash equivalents		$ 0							$ 0	$ 0
Deferred tax assets									12,985,000	11,873,000
Income tax expense		$ 35,000	$ 61,000						$ 196,000	$ 149,000	$ 406,000
Effective tax rate		(0.92%)	(19.35%)						(4.76%)	(2.30%)	17.71%
Net cash provided by (used in) operating activities		$ (5,091,000)	$ 415,000						$ 1,070,000	$ 1,568,000	$ 4,062,000
Increase (decrease) in cash		(5,300,000)	4,300,000						3,100,000	1,100,000	12,400,000
Restricted cash		100,000							1,500,000	1,600,000	0
Accounts written off		0	0						300,000	300,000	500,000
Goodwill impairment loss		0	0						0	0	0
Impairment of long-lived assets to be disposed of		0	0						0	0	0
impairment of long-lived assets held-for-use		0	0						0	0	0
Contract with customer, amortization expense		400,000	300,000
Contract with customer, impairment loss		0	0
Advertising expense		100,000	100,000						600,000	400,000	100,000
Capitalized software development costs		0	0						0	0	0
Value of incentive plan		$ 57,600,000							$ 21,200,000	$ 17,700,000
Percentage of shareholders liquidity allocated for distribution		15.00%							15.00%
Percentage of shareholders liquidity allocation granted		9.30%							9.30%	9.40%
Employee incentive plan potential awards units		$ 2,000,000							$ 2,000,000
Employee incentive plan potential awards units granted		1,800,000							1,800,000	$ 1,900,000
Employee incentive compensation plan accrued liabilities		800,000							300,000	300,000
Repurchased incentive plan from terminated employees			200,000
Compensation expenses		$ 0							$ 800,000	$ 100,000
Compensation expense recognition period		5 years							5 years
Number of acquired business									2
Common unit issued		1,000							1,000	1,000
Compensation expense		$ 139,000	157,000						$ 556,000
Operating lease liabilities		6,654,000							4,441,000
Operating lease assets		6,119,000							3,858,000
Time Based Vesting [Member]
Schedule Of Significant Accounting Policies [Line Items]
Value of incentive plan		$ 38,800,000							$ 13,700,000	$ 10,500,000
Percentage of shareholders liquidity allocation granted		6.00%							5.70%	5.30%
Employee incentive plan potential awards units granted		$ 1,500,000							$ 1,500,000	$ 1,400,000
One time management liquidity program [Member]
Schedule Of Significant Accounting Policies [Line Items]
Compensation expenses										$ 8,700,000	$ 0
Management incentive unit program [Member]
Schedule Of Significant Accounting Policies [Line Items]
Percentage of vesting in first anniversary										20.00%
Stock-based compensation expense									0.6
Unrecognized stock-based compensation expense									2.2
Accrued Bonuses [Member] | One time management liquidity program [Member]
Schedule Of Significant Accounting Policies [Line Items]
Compensation expenses										$ 4,300,000
Crescent Acquisition Corp
Schedule Of Significant Accounting Policies [Line Items]
Investment income on trust account, net of tax		6,253	833,931						910,070	4,472,458
Franchise taxes		50,825	269,391						336,730	1,395,607
Federal depository insurance coverage		250,000							250,000
Cash equivalents		0							0	0
Unrecognized tax benefits		0							0	0
Unrecognized tax benefits, interest and penalties accrued		0							0	0
Deferred tax assets		1,036,683							885,206	70,106
Income tax expense		$ 825	$ 219,391						$ 136,730	$ 1,195,607
Effective tax rate		0.01%	22.08%						(0.81%)	8.90%
Offering Costs	$ 14,653,147
Underwriting Fees	5,000,000
Deferred Underwriting Fee	8,750,000
Other offering costs	903,147
Offering Costs Charged to Expense	1,465,314
Offering Costs Charged To Stockholders Equity	$ 13,187,833
Net cash provided by (used in) operating activities		$ (2,484,014)	$ (392,069)	$ 239,455	$ (561,642)	$ (306,922)	$ (1,373,968)	$ (856,547)	$ (1,549,862)	$ (1,255,466)
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%	10.00%						10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		10.00%							10.00%	10.00%
Accounts Payable | Lender Concentration Risk [Member] | Maximum
Schedule Of Significant Accounting Policies [Line Items]
Concentration risk, percentage		47.00%	10.00%						55.00%	14.00%
Concentration risk, lender		3	0						2	1
Accounting Standards Update 2016-09 [Member]
Schedule Of Significant Accounting Policies [Line Items]
Compensation expense									$ 600,000	$ 0
Accounting Standards Update 2016-02 [Member]
Schedule Of Significant Accounting Policies [Line Items]
Operating lease liabilities									4,700,000
Operating lease assets									$ 4,000,000
Class B Units [Member]
Schedule Of Significant Accounting Policies [Line Items]
Common unit issued													3,518,096
Class A | Crescent Acquisition Corp
Schedule Of Significant Accounting Policies [Line Items]
Weighted average number of shares of common stock outstanding		24,994,153	25,000,000						25,000,000	25,000,000
Shares issued, subject to possible redemption, temporary equity		20,569,754	21,748,287	20,511,659	20,256,914	21,900,319	21,601,210	21,685,566	19,942,298	21,670,845				20,446,833
Total shares issued to public									25,000,000	25,000,000
Common unit issued		4,418,008	3,251,713	4,488,341	4,743,086	3,099,681	3,398,790	3,314,434	5,057,702	3,329,155				4,553,167
Class A | Crescent Acquisition Corp | Warrants
Schedule Of Significant Accounting Policies [Line Items]
Securities not considered in calculation of diluted earnings per share		19,500,000							19,500,000
Allowance for Doubtful Accounts
Schedule Of Significant Accounting Policies [Line Items]
Valuation allowances and reserves, addition, amount		$ 1,300,000							$ 1,300,000	$ 1,000,000	$ 700,000
Valuation allowances and reserves, addition, addition, recovery		0	$ 0						0	0	0
Valuation allowances and reserves, addition, charge to cost and expense		$ 0	$ 600,000						700,000	$ 300,000	$ 200,000
Revolving Credit Facility [Member]
Schedule Of Significant Accounting Policies [Line Items]
Loan drawn from credit facility									$ 4,700,000			$ 4,700,000